Property, plant and equipment - Narrative (Details) $ in Thousands						3 Months Ended		6 Months Ended
	May 13, 2024 USD ($)	Mar. 15, 2024 USD ($)	Jan. 22, 2024 USD ($) T	Nov. 08, 2023 USD ($) T	Nov. 11, 2021 USD ($)	Jun. 30, 2024 USD ($) vessel twenty-footEquivalent T	Mar. 31, 2024 USD ($) vessel	Jun. 30, 2024 USD ($) vessel twenty-footEquivalent T	Jun. 30, 2023 USD ($)	Jun. 28, 2024 T	Jun. 24, 2024 T	Apr. 12, 2024 T	Mar. 20, 2024 T	Mar. 19, 2024 T	Feb. 06, 2024 T	Dec. 31, 2023 USD ($) vessel	Oct. 09, 2023 USD ($) shareholder vessel
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and cancellations								$ 139,344
Book Value						$ 2,740,305		2,740,305								$ 1,769,665
Borrowing costs capitalised								$ 19,400
Capitalisation rate of borrowing costs eligible for capitalisation								7.00%
Proceeds from the sale of vessels								$ 1,511,765	$ 40,523
Gains on disposal of vessels/other tangible assets								502,547	$ 22,064
Contractual commitments for acquisition of property, plant and equipment						2,693,772		2,693,772								$ 623,800
24 VLCC tankers
Disclosure of detailed information about property, plant and equipment [line items]
Number of shareholders involved in transaction | shareholder																	2
Number of vessels sold | vessel																	24
Receivables from contracts with customers																	$ 2,350,000
Number of vessels sold and delivered | vessel							24									11
Gain							$ 372,700
Non-current assets or disposal groups classified as held for sale																$ 862,600
13 of the 24 VLCC Tankers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels sold and delivered | vessel							13
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and cancellations			$ 30,000					30,000
Book Value						2,204		2,204								32,937
Suezmax Bristol
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T															156,851
Newcastlemax Mineral France
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T														210,000
Bochem Casablanca
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T												25,000
CMA CGM Baikal - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Gain	$ 15,600							$ 15,621
Proceeds from the sale of vessels					$ 71,500
Gains on disposal of vessels/other tangible assets						$ 15,600
Newcastlemax Mineral Deutschland
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T											210,000
Bochem Shanghai
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T										25,000
Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel						50		50
Book Value						$ 678,500		$ 678,500
Eco-type VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel						5		5
Number of vessels committed to build | vessel						5		5
Eco-type Suezmax
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel						3		3
Number of vessels committed to build | vessel						4		4
Dual-fuel bitumen tankers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel						2		2
Number of vessels committed to build | vessel						2		2
Newcastlemax bulk carriers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel						23		23
Number of vessels committed to build | vessel						23		23
Container vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | twenty-footEquivalent						6,000		6,000
Number of vessels under construction | vessel						2		2
Contractual commitments for acquisition of property, plant and equipment						$ 143,373		$ 143,373
Number of vessels committed to build | vessel						2		2
Chemical tankers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel						4		4
Contractual commitments for acquisition of property, plant and equipment						$ 214,272		$ 214,272
Number of vessels committed to build | vessel						4		4
CSOVs
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel						6		6
Contractual commitments for acquisition of property, plant and equipment						$ 264,725		$ 264,725
Number of vessels committed to build | vessel						6		6
Coaster vessel
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T						5,000		5,000
Number of vessels under construction | vessel						1		1
Number of vessels committed to build | vessel						2		2
Ammonia-powered container vessel
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | twenty-footEquivalent						1,400		1,400
Number of vessels under construction | vessel						1		1
Number of vessels committed to build | vessel						1		1
Hydrocat crew transfer vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel						3		3
Oceania - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				441,561
Gain								$ 34,826
Proceeds from the sale of vessels				$ 43,100
Non-current assets or disposal groups classified as held for sale																$ 8,300
Gains on disposal of vessels/other tangible assets							$ 34,800
Noble, Nectar and Newton
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels		$ 161,900
Gains on disposal of vessels/other tangible assets						$ 79,000
Newton - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T			307,284										307,284
Gain								$ 20,670